United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.7%
	Aerospace/Defense—1.2%
$1,250,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,310,937
200,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	203,250
900,000	TransDigm, Inc., 5.50%, 10/15/2020	901,125
2,625,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,645,475
400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	405,500
2,150,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,193,000
575,000	TransDigm, Inc., Sr. Sub.,Note 6.375%, 6/15/2026	572,125
	TOTAL	8,231,412
	Automotive—2.1%
1,875,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,696,875
2,250,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	2,224,688
1,725,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,845,750
1,750,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,780,625
650,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	641,875
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	503,943
900,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	840,375
375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	372,563
800,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	824,000
3,150,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,972,812
969,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,013,283
	TOTAL	14,716,789
	Banking—0.5%
2,975,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,041,938
425,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	433,500
	TOTAL	3,475,438
	Building Materials—1.7%
150,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	154,125
2,075,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	2,051,656
725,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	752,188
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,435,687
750,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	714,375
675,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	707,906
900,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	924,480
1,675,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	1,619,390
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	2,664,750
700,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	717,500
	TOTAL	11,742,057
	Cable Satellite—8.8%
600,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	598,500
525,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	507,938
1,375,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,443,750
2,550,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,575,500
425,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	412,250
1,700,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,674,500
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	947,895

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$2,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	$2,139,000
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,451,188
150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	151,125
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,101,094
925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	876,438
2,325,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	2,226,187
2,025,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,014,875
1,350,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,348,461
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,322,094
875,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	890,050
900,000	Charter Communications Holdings II, 5.125%, 2/15/2023	892,971
1,050,000	Charter Communications Holdings II, 5.75%, 1/15/2024	1,055,250
1,075,000	DISH DBS Corp., 5.00%, 3/15/2023	936,594
1,425,000	DISH DBS Corp., 5.875%, 7/15/2022	1,344,844
3,125,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,656,250
575,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	506,000
800,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	842,000
2,625,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,361,712
2,225,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,219,437
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	687,375
1,375,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,519,375
1,075,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,103,219
2,525,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,477,656
2,700,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,757,375
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	988,750
3,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	3,111,000
300,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	305,250
1,625,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,681,875
2,875,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,670,156
1,900,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,909,500
1,125,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,058,906
200,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	191,010
2,675,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,505,405
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,625,812
	TOTAL	60,088,567
	Chemicals—2.1%
925,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	923,844
1,900,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	1,876,250
2,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,097,730
2,675,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,511,557
850,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	852,125
375,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	395,156
325,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	322,563
800,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	783,000
4,825,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	4,921,500
	TOTAL	14,683,725
	Construction Machinery—0.5%
1,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,070,937
575,000	United Rentals, Inc., 5.75%, 11/15/2024	586,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	$559,188
800,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	809,000
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	606,750
	TOTAL	3,632,375
	Consumer Cyclical Services—0.5%
1,925,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	1,973,125
850,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	816,000
525,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	560,438
	TOTAL	3,349,563
	Consumer Products—1.5%
275,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	280,156
2,625,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,572,500
275,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	252,313
2,900,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,910,875
2,450,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	2,437,750
1,550,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	1,538,375
525,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	532,875
	TOTAL	10,524,844
	Diversified Manufacturing—1.3%
1,650,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	1,579,875
1,919,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,947,785
800,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	834,000
1,475,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	1,379,125
1,625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,661,562
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,528,688
	TOTAL	8,931,035
	Environmental—0.5%
2,000,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	2,050,000
200,000	Tervita Escrow Corp., 2nd Lien, Series 144A, 7.625%, 12/1/2021	205,000
1,175,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	1,116,250
	TOTAL	3,371,250
	Finance Companies—2.5%
275,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	271,219
2,650,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,573,812
275,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	269,418
325,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	322,563
1,475,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,552,437
1,175,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,166,187
500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	476,150
475,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	472,036
5,025,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	4,973,695
4,050,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	3,984,309
850,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	787,142
	TOTAL	16,848,968
	Food & Beverage—2.6%
2,675,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,350,875
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,629,063
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	1,125,063
1,450,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,446,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$2,250,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	$2,126,250
825,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	804,375
2,200,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	2,057,000
975,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	954,281
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	941,250
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,902,500
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,275,062
	TOTAL	17,612,094
	Gaming—4.4%
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	456,750
1,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,023,656
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 8/15/2026	272,594
4,000,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	3,795,000
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,333,281
225,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	228,938
1,250,000	MGM Mirage, Inc., 7.75%, 3/15/2022	1,365,625
400,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	420,000
975,000	MGM Resorts International, 6.00%, 3/15/2023	1,006,687
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	581,250
1,650,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	1,656,187
1,875,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	1,774,219
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,110,375
2,150,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,242,772
1,850,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,836,125
4,075,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,115,750
1,755,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	1,763,775
625,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	632,813
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,696,500
1,250,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,178,125
775,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	725,594
	TOTAL	30,216,016
	Health Care—10.9%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	936,563
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,446,250
2,900,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,711,500
1,550,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,583,906
800,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	793,360
2,150,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	2,171,930
400,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	372,000
1,650,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,518,000
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	603,060
2,350,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,210,250
525,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	527,468
1,750,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,774,063
275,000	HCA, Inc., 4.75%, 5/1/2023	275,000
5,025,000	HCA, Inc., 5.00%, 3/15/2024	5,037,562
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,496,000
650,000	HCA, Inc., Bond, 5.875%, 3/15/2022	679,250
1,550,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	1,553,875

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	$2,344,600
1,250,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,362,500
725,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	694,188
1,325,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,295,188
1,500,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,503,750
5,350,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,497,125
1,450,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,551,500
7,075,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,951,187
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	1,656,000
2,525,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,537,625
3,850,000	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,936,625
2,350,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,241,312
4,825,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	4,173,625
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	355,781
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	689,500
750,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	776,250
350,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	366,625
1,925,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	1,837,172
475,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	495,781
875,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	832,081
1,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,348,313
1,475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	1,469,469
2,675,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	2,962,562
1,450,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	1,392,000
	TOTAL	74,960,796
	Health Insurance—0.2%
1,050,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	1,066,412
	Independent Energy—6.1%
1,750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	1,750,000
1,800,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,989,000
750,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	768,750
1,585,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,612,737
350,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 7/1/2026	352,188
400,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	407,000
319,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	321,393
850,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	905,250
250,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	237,500
862,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	908,074
425,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 1/15/2025	433,904
2,025,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	2,065,500
2,525,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	2,442,937
325,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	326,219
1,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,167,250
125,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	121,563
725,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	709,594
550,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	532,125
825,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	805,406
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,063,125
175,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	168,438

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$525,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	$515,812
725,000	Laredo Petroleum, 5.625%, 1/15/2022	718,656
800,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	805,000
1,350,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,375,312
550,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	556,187
625,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	640,625
675,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	675,844
450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	444,375
475,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	473,813
1,225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	1,218,875
875,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	859,687
525,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	503,344
400,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	429,600
700,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	737,240
1,425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,343,062
550,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	537,075
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,046,375
475,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	460,750
575,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	579,312
1,900,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	1,907,125
250,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	240,000
275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	286,000
1,675,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	1,742,000
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	266,875
1,150,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	813,625
950,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	939,312
225,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	225,844
84,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	87,780
375,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	426,563
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,669,687
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	490,438
	TOTAL	42,104,146
	Industrial - Other—0.5%
2,425,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,334,062
1,500,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,436,250
	TOTAL	3,770,312
	Insurance - P&C—2.5%
2,225,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	2,030,313
1,600,000	AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	1,628,000
2,300,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	2,219,500
4,150,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	4,108,500
1,950,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	1,989,000
2,400,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	2,364,000
2,525,000	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	2,518,687
	TOTAL	16,858,000
	Leisure—0.9%
750,000	Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	761,250
400,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	398,000
900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	876,780

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$3,300,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	$3,212,418
775,000		Voc Escrow Ltd., 1st Lien, Series 144A, 5.00%, 2/15/2028	736,025
		TOTAL	5,984,473
		Lodging—0.4%
1,600,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	1,580,000
1,100,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,097,250
		TOTAL	2,677,250
		Media Entertainment—5.8%
1,550,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	1,493,828
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,308,437
1,575,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,508,062
2,425,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,855,125
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	841,500
1,975,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,024,375
1,025,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	1,111,766
2,300,000		Gannett Co., Inc., 6.375%, 10/15/2023	2,371,875
625,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	598,438
2,325,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,217,469
1,175,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,204,375
2,425,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	2,261,312
2,000,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,055,000
1,500,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,449,375
4,225,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,162,047
525,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	501,375
1,275,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,290,173
2,175,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,164,125
375,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	346,875
1,775,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,732,844
2,975,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,017,394
1,550,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	1,507,375
1,900,000		Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,852,500
275,000		WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	269,500
550,000		WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	546,563
		TOTAL	39,691,708
		Metals & Mining—2.0%
1,675,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,622,656
2,450,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,321,375
2,700,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	2,463,750
575,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	595,125
1,000,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,052,500
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	783,719
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	430,313
1,550,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,582,937
875,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	853,125
1,200,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,212,000
600,000		Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	659,250
		TOTAL	13,576,750
		Midstream—5.6%
475,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	462,531

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	$271,906
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	596,875
2,825,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,768,500
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,544,063
1,400,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	1,365,000
400,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	398,000
1,850,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,930,938
825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	902,344
2,750,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	2,689,362
2,675,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	2,748,562
1,450,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,272,375
1,000,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	922,500
1,775,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,615,250
2,500,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	2,537,500
2,000,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	1,942,500
1,825,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	1,779,375
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,350,000
2,650,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,616,875
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,790,625
125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	120,313
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	498,750
825,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	779,897
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	501,250
1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	1,119,000
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	495,000
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,604,625
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	504,375
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	253,750
	TOTAL	38,382,041
	Oil Field Services—1.5%
275,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	279,813
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	166,250
81,487	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	83,626
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,136,812
675,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	694,913
825,000	Sesi LLC, 7.125%, 12/15/2021	840,469
2,000,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	2,062,500
1,375,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	1,390,469
1,325,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	1,376,344
1,275,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,023,187
1,150,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,143,778
425,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	342,125
	TOTAL	10,540,286
	Packaging—6.0%
2,300,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,311,500
1,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,049,469
5,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,323,125
4,650,000	Berry Plastics Corp., 5.50%, 5/15/2022	4,697,197
2,125,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,077,188

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$4,725,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	$4,618,687
1,075,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	1,023,938
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	4,402,125
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	1,073,495
2,775,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,851,312
475,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	443,531
975,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	954,281
550,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	558,250
775,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	798,250
2,761,957	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	2,775,767
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	1,841,625
650,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	715,000
1,075,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,089,781
625,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	643,750
1,725,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	1,686,188
	TOTAL	40,934,459
	Paper—0.5%
575,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	540,500
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,688,188
	TOTAL	3,228,688
	Pharmaceuticals—4.2%
900,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	911,430
1,975,000	ENDO Dac/ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,634,312
400,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	322,000
2,325,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	1,825,125
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,260,567
1,175,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	989,937
3,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,535,750
2,050,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,718,925
650,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	643,013
1,400,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,424,500
900,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	944,721
550,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	514,250
4,925,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	4,555,625
375,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2027	381,563
1,375,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	1,431,719
3,200,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	3,018,000
	TOTAL	29,111,437
	Refining—0.4%
3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,100,625
	Restaurants—1.1%
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	4,066,380
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	333,375
175,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	165,813
350,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	346,500
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	915,472
1,475,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,456,562
	TOTAL	7,284,102

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—1.4%
$2,475,000		Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	$1,673,843
1,225,000		Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,235,841
2,500,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,525,000
150,000		PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	99,375
1,800,000		Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,827,450
2,150,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,994,125
		TOTAL	9,355,634
		Supermarkets—0.5%
2,075,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	1,846,750
1,775,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,681,813
150,000	[3]	Albertsons Cos., Inc., Sec. Fac. Bond, Series 144A, 6.085%, (3-month USLIBOR +3.750%), 1/15/2024	150,750
		TOTAL	3,679,313
		Technology—8.4%
3,450,000		BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,531,937
375,000		CDK Global, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2026	383,906
875,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	877,975
300,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	296,250
1,475,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,511,875
500,000		CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	513,125
1,350,000		CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,361,813
2,900,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,074,983
1,875,000		Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,977,891
6,925,000		First Data Corp., Series 144A, 5.75%, 1/15/2024	6,946,467
950,000		First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	991,876
925,000		Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	922,688
3,425,000		Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	3,450,687
4,075,000		Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	4,100,469
3,325,000		Infor US, Inc., 6.50%, 5/15/2022	3,354,094
2,500,000		Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,538,050
2,850,000		JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,941,770
650,000		MSCI, Inc., Series 144A, 5.75%, 8/15/2025	672,750
475,000		MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	482,125
700,000		NCR Corp., 6.375%, 12/15/2023	727,125
325,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	323,375
1,025,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,019,875
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	713,125
700,000		Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	709,625
2,475,000		Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	2,431,712
2,500,000		Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,379,375
750,000		Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	761,250
400,000		Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	405,000
225,000		Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	235,125
2,250,000		Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	2,510,168
1,475,000		TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	1,441,813
3,950,000		Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	3,801,875
325,000		Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	311,340
		TOTAL	57,701,514
		Transportation Services—0.3%
175,000		Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	159,906

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation Services—continued
$1,225,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	$1,206,625
325,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	312,813
775,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	613,219
	TOTAL	2,292,563
	Utility - Electric—2.2%
3,300,000	Calpine Corp., 5.75%, 1/15/2025	3,025,687
300,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	283,875
950,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	942,875
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	2,870,312
2,425,000	NRG Energy, Inc., 6.25%, 5/1/2024	2,497,750
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	877,625
1,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,230,500
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	566,375
225,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	217,688
2,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	2,235,437
550,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	587,813
	TOTAL	15,335,937
	Wireless Communications—4.1%
800,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	777,000
3,025,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	2,794,344
400,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	303,500
300,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	302,250
750,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	731,250
4,825,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	4,735,496
1,900,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,828,750
2,200,000	Sprint Corp., 7.125%, 6/15/2024	2,226,598
2,425,000	Sprint Corp., 7.875%, 9/15/2023	2,520,484
3,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,210,938
600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	612,750
1,775,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,763,906
800,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	741,000
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,712,750
425,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	414,375
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	362,425
475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	494,000
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,773,202
625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	645,125
	TOTAL	27,950,143
	TOTAL CORPORATE BONDS (IDENTIFIED COST $668,998,391)	657,010,722
	INVESTMENT COMPANY—3.3%
22,421,818	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4] (IDENTIFIED COST $22,423,751)	22,424,060
	TOTAL INVESTMENT IN SECURITIES-99.0% (IDENTIFIED COST $691,422,142)	679,434,782
	OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	7,141,891
	TOTAL NET ASSETS—100%	$686,576,673

Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2018	16,674,574
Purchases/Additions	38,981,269
Sales/Reductions	(33,234,025)
Balance of Shares Held 6/30/2018	22,421,818
Value	$22,424,060
Change in Unrealized Appreciation/Depreciation	$3,674
Net Realized Gain/(Loss)	$1,023
Dividend Income	$102,244
1	Issuer in default.
2	Non-income-producing security.
3	Floating/adjustable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing,comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$657,010,722	$—	$657,010,722
Investment Company	22,424,060	—	—	22,424,060
TOTAL SECURITIES	$22,424,060	$657,010,722	$—	$679,434,782
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018